Information about Geographic Areas and Major Customers - Net sales by category (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue from External Customer
Net sales	$ 968.2	$ 996.7	$ 1,072.1
Balanced
Revenue from External Customer
Net sales	560.4	572.7	609.0
Sweetened
Revenue from External Customer
Net sales	249.2	240.2	266.6
Unsweetened
Revenue from External Customer
Net sales	$ 158.6	$ 183.8	$ 196.5